.................................
                                               .          OMB APPROVAL         .
                                               .................................
                                               .OMB Number:          3235-0006 .
                                               .Expires:      October 31, 2003 .
                                               .Estimated average              .
                                               .  burden hours per             .
                                               .  response:...............23.5 .
                                               .................................

     THIS FILING LISTS SECURITIES HOLDINGS THAT WERE REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
        AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2001.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
Check here if Amendment [X]; Amendment Number:    1
                                              ---------
This Amendment (Check only one.):       [_]   is a restatement.
                                        [X]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Moore Capital Management, Inc.
Address:          1251 Avenue of the Americas
                  New York, NY  10020

Form 13F File Number:  28-4324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen R. Nelson
Title:            General Counsel
Phone:            (212) 782-7000

Signature, Place, and Date of Signing:

/s/ Stephen R. Nelson
-----------------------------------------------------------------------
Signature

New York, New York
-----------------------------------------------------------------------
City, State

August 20, 2001
-----------------------------------------------------------------------
Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:              0



Form 13F Information Table Entry Total:         1



Form 13F Information Table Value Total:         $ 2,555 (thousands)



List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                     FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer    Title of    CUSIP     Value (x   Shrs or prn  SH/  Put/Call   Investment      Other         Voting Authority
-------------     --------    -----     --------   -----------  --   --------   ----------      -----         ----------------
                  Class                 $1000)         amt      PRN             Discretion    Managers    Sole       Shared     None
                  -----                 ------         ---      ---             ----------    --------    ----       ------     ----
------------------------------------------------------------------------------------------------------------------------------------
BESTFOODS INC.    COM         08658U101  2,555       36,900     SH                 SOLE                   36,900
------------------------------------------------------------------------------------------------------------------------------------
